Guangxi Zhongtong Insurance Agency Co., Ltd Acquisition (Details) - Schedule of purchase price allocation - GUANGXI ZHONGTONG INSURANCE AGENCY CO., LTD ACQUISITION [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Guangxi Zhongtong Insurance Agency Co., Ltd Acquisition (Details) - Schedule of purchase price allocation [Line Items]
Total cash consideration
Total Purchase Consideration
Less:
Debt-free net working capital	613
Property and equipment	13
Intangible assets - Licenses	1,926
Intangible assets - customer relationship	248	[1]
Deferred Tax liability	(544)	[2]
Fair value of net assets acquired	2,256
Fair value of the Noncontrolling interest	(3,231)
Gain on equity interest	1,128
Equity investment
Change in investment	(2,103)
Bargain gain from acquisition	$ (153)

[1]	The customer database value is based on the cost to recreate, as indicated by management.
[2]	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 26%.